Leases - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Rent Expense [Line Items]
Rental expense related to Company's operating leases	$ 205,378	$ 203,044	$ 213,549